Long-Term Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Long-Term Investments
8.
LONG-TERM INVESTMENTS

	As of December 31,
	2024	2025
	RMB	RMB
Available-for-sale investments(1)	189,422	193,148
Equity method investments(2)	30,285	22,933
Held-to-maturity investments(3)	20,676	71,069
Equity securities with readily determinable fair values(4)	19,700	21,641
Equity securities without readily determinable fair values(5)	—	10,000
Total	260,083	318,791

(1) In October 2024, the Group purchased certain long-term notes issued by financial institutions at a cost of RMB213,505 and classified them as available-for-sale debt securities as they did not meet the criteria of either trading or held-to-maturity investments. The Group accounted for these long-term notes at fair value and recognized unrealized loss of RMB24,083 and unrealized gain of RMB11,685 through other comprehensive (loss)/income for the years ended December 31, 2024 and 2025.

(2) The Group made investments in several limited partnerships and private companies, and accounted for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group reviewed the investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group recorded its shares of loss of RMB10,084, RMB13,512 and RMB4,530 in these investments for the years ended December 31, 2023, 2024 and 2025, respectively. The Group recorded RMB61, nil, and nil in impairment loss for its equity method investments for the years ended December 31, 2023, 2024, and 2025, respectively.

(3) Represented the deposits that earn fixed interest rate return only if the Group holds the securities to maturity and the original maturities of these deposits are greater than twelve months.

(4) Starting from 2022, the Group made investments in several listed companies and accounted for these investments under equity securities with readily determinable fair values. The Group recognized income of RMB1,948, RMB1,608 and RMB2,027 due to the fair value changes for the years ended December 31, 2023, 2024 and 2025, respectively, and such fair value changes were recorded in other income, net in the consolidated statements of operations.

(5) In November 2025, the Group entered into an equity interest investment agreement with a third-party private company.Given the Group does not have the ability to exercise significant influence, and the investment has no readily determinable fair value, the Group accounted for this equity investment using the measurement alternative.

The Group has no investment commitment as of December 31, 2025.